Vontobel U.S. Equity Institutional Fund
FUND SUMMARY<br/><br/>Vontobel U.S. Equity Institutional Fund
Investment Objective
The Vontobel U.S. Equity Institutional Fund (the “U.S. Equity Fund”) has an investment objective of providing long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Equity Fund.
Shareholder Fees<br/>(Fees paid directly from your investment)
Shareholder Fees	Vontobel U.S. Equity Institutional Fund Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	none
Redemption fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses<br/>(Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Vontobel U.S. Equity Institutional Fund Class I
Management fee	0.50%
Distribution (Rule 12b-1) fees	none
Other expenses	2.43%
Acquired Fund fees and expenses	0.01%
Total Annual Fund Operating Expenses	2.94%
Fee Waivers and Reimbursements	(2.28%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.66%
[1]	Vontobel Asset Management, Inc. (the “Adviser” or “Vontobel”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) exceed 0.65% for Class I Shares until January 28, 2020. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) to exceed the applicable expense limitation in effect at time of recoupment or that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example
The example is intended to help you compare the cost of investing in the U.S. Equity Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the U.S. Equity Fund for the time period indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the U.S. Equity Fund’s operating expenses remain the same. The contractual expense limitation for the U.S. Equity Fund is reflected only in the 1 year example. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example	1 year	3 years	5 years	10 years
Vontobel U.S. Equity Institutional Fund | Class I | USD ($)	67	694	1,346	3,098

Portfolio Turnover
The U.S. Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when U.S. Equity Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the U.S. Equity Fund’s performance. During the most recent fiscal year, the U.S. Equity Fund’s portfolio turnover was 20.78% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the U.S. Equity Fund invests at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in equity securities of U.S. issuers of any capitalization. Shareholders will be given 60 days’ advance notice of any change to this policy. Equity securities include common and preferred stocks, securities convertible or exchangeable into common stocks, warrants, rights to purchase common stocks, and real estate investment trusts (“REITs”).

The U.S. Equity Fund seeks to provide investors with access to high-quality U.S. companies. The securities selected for inclusion in the U.S. Equity Fund are those that, in the opinion of the Adviser, are well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Free cash flow is the difference between operating cash flow and capital expenditures and represents the cash available to develop new products, make acquisitions, pay dividends and reduce debt. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles, although there is no guarantee that it will do so. The Adviser implements a bottom-up stock selection process and generally does not look for special circumstances or cyclical market timing events. The Adviser anticipates that stocks held by the U.S. Equity Fund will perform well as long as the general economic environment is favorable. However, U.S. Equity Fund holdings are also expected to have defensive qualities and are selected with the expectation that they outperform the growth of the weighted average earnings per share of the indices when economies or markets fail to perform well. The U.S. Equity Fund’s holdings tend to underperform during late stage boom markets or during a market bounce following a collapse; times when more cyclical and higher levered companies tend to outperform.

In determining which portfolio securities to sell, the Adviser focuses on the operating results of the portfolio companies, not price quotations, to measure the success of an investment. In making sell decisions, the Adviser considers, among other things, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power, and whether, in the Adviser’s opinion, there has been a loss of a long-term competitive advantage.

Additionally, the U.S. Equity Fund may invest up to 20% of its assets in securities of issuers located in Canada or in sponsored or unsponsored American Depositary Receipts (“ADRs”) of foreign companies located in developing or emerging markets countries. Emerging markets generally will include countries of every nation in the world except the U.S., Canada, Japan, Australia, New Zealand, and most nations located in Western Europe. The Adviser primarily relies on the country where the issuer is incorporated, is headquartered or has its principal place of business in determining the “location” of an issuer. The Adviser will also consider as companies of an emerging markets country or countries certain issuers that are not actually domiciled in or do not have their principal place of business in an emerging markets country or countries, but that have at least 50% of their assets in, or expect to derive at least 50% of their total revenues or profits from, goods or services produced in or sales made in an emerging markets country or countries. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of a designated country or countries.
Principal Investment Risks
All investments carry a certain amount of risk, and the U.S. Equity Fund cannot guarantee that it will achieve its investment objective. The value of the U.S. Equity Fund’s investments will fluctuate with market conditions, and the value of your investment in the U.S. Equity Fund also will vary. You could lose money on your investment in the U.S. Equity Fund, or the U.S. Equity Fund could perform worse than other investments. Investments in the U.S. Equity Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the U.S. Equity Fund.

Equity Securities Risk. The risk that events negatively affecting issuers, industries, or financial markets in which the U.S. Equity Fund invests will impact the value of the stocks held by the U.S. Equity Fund and thus, the value of the U.S. Equity Fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

Small-Cap and Mid-Cap Company Risk. The small and mid-capitalization companies in which the U.S. Equity Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-capitalization companies may have limited product lines, markets, and financial resources, and may depend upon relatively small management groups. Therefore, small and mid-capitalization stocks may be more volatile than those of larger companies.

Large Cap Company Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

Depositary Receipts Risk. The U.S. Equity Fund may invest in securities of foreign issuers in the form of depositary receipts, such as ADRs. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Under an unsponsored depositary receipt arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the depositary receipt holders. Because unsponsored depositary receipt arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored depositary receipts and voting rights with respect to the deposited securities are not passed through.

Foreign Investing Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values and adverse political, social, and economic developments affecting a foreign country. Prices of foreign securities may be more volatile than those of their domestic counterparts. The potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets.

Convertible Securities Risk. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Preferred Stock Risk. The rights of holders of preferred stock on the distribution of a corporation’s assets in the event of liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

Market Volatility Risk. The risk that the value of the securities in which the U.S. Equity Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

REIT Risk. Investing in real estate investment trusts, or “REITs”, involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the U.S. Equity Fund, a shareholder will bear expenses of the REITs in addition to U.S. Equity Fund expenses.
Performance
Because the U.S. Equity Fund does not have returns for a full calendar year, no investment return information is presented for the U.S. Equity Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the U.S. Equity Fund by comparing the U.S. Equity Fund’s investment returns with a broad measure of market performance. The U.S. Equity Fund intends to compare its performance to the S&P 500 Index. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available by calling 866-252-5393 (toll free) or 312-630-6583.